STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended		67 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012
Net loss and comprehensive loss	$ (1,630,584)	$ (727,228)	$ (5,689,256)	$ (1,464,253)	$ (9,657,573)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Financing costs associated with valuation of warrants	781,968	77,291	1,826,160	40,000	3,170,319
Valuation from stock option issuance	139,682	200,051	639,731	286,750	1,066,164
Shares issued in to settle contractual obligation			416,000		416,000
Depreciation expense	1,737		4,214		5,951
Changes in operating assets and liabilities
(Increase) in prepaid expenses	(146,409)	(34,151)	(46,330)	8,648	(203,033)
(Increase) in deposit	(315)		(10,906)	850	(11,221)
(Increase) in other assets	(28,887)		(34,335)		(63,222)
Increase (decrease) in accounts payable	(36,689)	(6,192)	35,399	54,941	59,634
Increase (decrease) in accrued expenses	26,455	(1,137)	(295,771)	287,810	98,080
Decrease in related party payable			(150,000)		(150,000)
Net cash used in operating activities	(893,042)	(491,366)	(3,305,094)	(785,254)	(5,268,901)
Cash flows from investing activities:
Cash used for furniture and equipment			(34,732)		(34,732)
Cash paid for mining interest		(29,765)	(31,608)	(72,511)	(129,119)
Net cash used in investing activities		(29,765)	(66,340)	(72,511)	(163,851)
Cash flows from financing activities:
Proceeds from related party note				150,000	150,000
Proceeds from issuance of common stock	75,000	688,639	5,252,388		6,362,387
Issue costs	(2,308)		(202,763)		(205,071)
Net cash provided by financing activities	72,692	688,639	5,049,625	150,000	6,157,316
Increase (decrease) in cash and cash equivalents	(820,350)	167,508	1,678,191	(707,765)	874,564
Initial cash and cash equivalents	1,694,914	16,723	16,723	724,488
Final cash and cash equivalents	874,564	184,231	1,694,914	16,723	874,564
Supplement Disclosures:
Cash paid for interest	81	97	169	189	484
Non-cash financing activities:
Common stock issued to settle related party note			$ 150,000		$ 150,000